Current and long-term debt - 2021 CSSC Lease Financing (Details) - 2021 CSSC Lease Financing $ in Millions	1 Months Ended
May 31, 2021 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Borrowings, bareboat charter term	6 years
Periodic borrowing payment, amount	$ 0.2
Minimum aggregate fair market value of vessels provided for collateral	125.00%
ING Credit Facility
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	$ 36.9
London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.50%
STI Grace and STI Jermyn | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	2
Aggregate proceeds	$ 57.4